Pay vs Performance Disclosure pure in Thousands		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table presents information regarding compensation actually paid to the Company’s CEO and Non-CEO NEOs and certain Company performance metrics. The amount of compensation actually paid is calculated in accordance with Item 402(v) of Regulation S-K which requires disclosure of the relationship between executive pay versus the Company’s financial performance. However, compensation actually paid does not reflect the actual amount earned by or paid to our NEOs during a covered year.

	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in’000) ($)	Core Earnings(4) (in’000) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
2022	3,061,528	2,297,791	1,221,449	904,520	99.15	93.07	142,587	137,961
2021	3,161,351	3,903,652	1,420,768	1,835,010	123.13	136.64	106,060	111,165
2020	2,962,985	2,250,728	1,207,732	897,371	75.89	91.29	61,212	72,186
(1)

Mr. Maher was the CEO for the time period indicated. For 2022, the non-NEO group consisted of Messrs. Barrett, Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Grace Vallacchi, Chief Risk Officer of the Bank and the Company.

(2)

Following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2022		2021		2020
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	3,061,528	1,221,449	3,161,351	1,420,768	2,962,985	1,207,732
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,079,992)	(453,993)	(1,200,018)	(620,017)	(1,249,977)	(575,017)
Change in Defined Benefit Pension Value	—	—	—	—	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	1,033,451	438,687	1,256,622	646,581	1,652,111	846,586
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(576,072)	(222,750)	504,636	287,807	(904,625)	(3678,270)
Value of awards granted in a prior year that vest in the covered year	(141,124)	(78,874)	181,061	99,871	(209,767)	(203,660)
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—	—	—	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—	—	—	—	—
Dividend Paid on unvested shares/share units(1)	—	—	—	—	—	—
Compensation Actually Paid	2,297,791	904,520	3,903,652	1,835,010	2,250,728	897,371

(1)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

(3)

Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.

(4)

Core earnings is a non-GAAP financial measure that excludes merger related expenses, net branch consolidation expenses, net loss or gain on equity investments, and the income tax effect of these items.

Company Selected Measure Name	[1]				CoreEarnings
Named Executive Officers, Footnote [Text Block]
(1)

Mr. Maher was the CEO for the time period indicated. For 2022, the non-NEO group consisted of Messrs. Barrett, Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Grace Vallacchi, Chief Risk Officer of the Bank and the Company.

Peer Group Issuers, Footnote [Text Block]					(3) Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	[2]	$ 3,061,528	$ 3,161,351	$ 2,962,985
PEO Actually Paid Compensation Amount	[3]	2,297,791	3,903,652	2,250,728
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

Following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2022		2021		2020
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	3,061,528	1,221,449	3,161,351	1,420,768	2,962,985	1,207,732
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,079,992)	(453,993)	(1,200,018)	(620,017)	(1,249,977)	(575,017)
Change in Defined Benefit Pension Value	—	—	—	—	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	1,033,451	438,687	1,256,622	646,581	1,652,111	846,586
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(576,072)	(222,750)	504,636	287,807	(904,625)	(3678,270)
Value of awards granted in a prior year that vest in the covered year	(141,124)	(78,874)	181,061	99,871	(209,767)	(203,660)
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—	—	—	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—	—	—	—	—
Dividend Paid on unvested shares/share units(1)	—	—	—	—	—	—
Compensation Actually Paid	2,297,791	904,520	3,903,652	1,835,010	2,250,728	897,371

(1)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

Non-PEO NEO Average Total Compensation Amount	[2]	1,221,449	1,420,768	1,207,732
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 904,520	1,835,010	897,371
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

Following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2022		2021		2020
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	3,061,528	1,221,449	3,161,351	1,420,768	2,962,985	1,207,732
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,079,992)	(453,993)	(1,200,018)	(620,017)	(1,249,977)	(575,017)
Change in Defined Benefit Pension Value	—	—	—	—	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	1,033,451	438,687	1,256,622	646,581	1,652,111	846,586
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(576,072)	(222,750)	504,636	287,807	(904,625)	(3678,270)
Value of awards granted in a prior year that vest in the covered year	(141,124)	(78,874)	181,061	99,871	(209,767)	(203,660)
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—	—	—	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—	—	—	—	—
Dividend Paid on unvested shares/share units(1)	—	—	—	—	—	—
Compensation Actually Paid	2,297,791	904,520	3,903,652	1,835,010	2,250,728	897,371

(1)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance

Compensation Actually Paid Versus Financial Performance Measures. The following are graphical details of executive compensation actually paid for 2022, 2021, and 2020 and the percentage change in cumulative total shareholder returns, net income and Core Earnings:

The following presents executive compensation actually paid versus the Company’s cumulative total shareholder return, net income and Core Earnings:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]					The following presents cumulative total shareholder return for OceanFirst Bank versus the KBW Regional Banking Index peer group:
Tabular List [Table Text Block]

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures used to link the NEOs’ compensation actually paid to the Company’s financial performance for the most recently completed fiscal year:

Core Earnings
Core ROA
Core Efficiency Ratio
TSR

Total Shareholder Return Amount		$ 99.15	123.13	75.89
Peer Group Total Shareholder Return Amount	[4]	93.07	136.64	91.29
Net Income (Loss)		$ 142,587,000	$ 106,060,000	$ 61,212,000
Company Selected Measure Amount	[1]	137,961	111,165	72,186
PEO Name					Mr. Maher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Core Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core ROA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Core Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,079,992)	$ (1,200,018)	$ (1,249,977)
PEO [Member] | Value of awards granted in the covered year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,033,451	1,256,622	1,652,111
PEO [Member] | Change in value of awards granted in a prior year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(576,072)	504,636	(904,625)
PEO [Member] | Value of awards granted in a prior year that vest in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(141,124)	181,061	(209,767)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(453,993)	(620,017)	(575,017)
Non-PEO NEO [Member] | Value of awards granted in the covered year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		438,687	646,581	846,586
Non-PEO NEO [Member] | Change in value of awards granted in a prior year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(222,750)	287,807	270
Non-PEO NEO [Member] | Value of awards granted in a prior year that vest in the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (78,874)	$ 99,871	$ (203,660)

[1]
(4)

Core earnings is a non-GAAP financial measure that excludes merger related expenses, net branch consolidation expenses, net loss or gain on equity investments, and the income tax effect of these items.

[2]
(1)

Mr. Maher was the CEO for the time period indicated. For 2022, the non-NEO group consisted of Messrs. Barrett, Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Grace Vallacchi, Chief Risk Officer of the Bank and the Company.

[3]
(2)

Following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2022		2021		2020
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	3,061,528	1,221,449	3,161,351	1,420,768	2,962,985	1,207,732
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,079,992)	(453,993)	(1,200,018)	(620,017)	(1,249,977)	(575,017)
Change in Defined Benefit Pension Value	—	—	—	—	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	1,033,451	438,687	1,256,622	646,581	1,652,111	846,586
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(576,072)	(222,750)	504,636	287,807	(904,625)	(3678,270)
Value of awards granted in a prior year that vest in the covered year	(141,124)	(78,874)	181,061	99,871	(209,767)	(203,660)
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—	—	—	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—	—	—	—	—
Dividend Paid on unvested shares/share units(1)	—	—	—	—	—	—
Compensation Actually Paid	2,297,791	904,520	3,903,652	1,835,010	2,250,728	897,371

(1)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

[4]	(3) Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.